Ty Oyer

Avenue Mutual Funds Trust

399 Park Avenue, 6th Floor

New York, NY 10022

March 4, 2016

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Avenue Mutual Funds Trust (the “Registrant”)

Registration Nos. 33-180165/811-22677

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Statement of Additional Information, dated February 29, 2016, does not differ from that contained in Post-Effective Amendment No. 7 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 29, 2016 (Accession Number:  0001104659-16-101013).

Please contact the undersigned at (212) 850-8935 if you have any questions regarding this filing.

Sincerely,

/s/Ty Oyer
Ty Oyer
Secretary